SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its wholly-owned subsidiaries, its VIEs and the VIEs’ subsidiaries. The Company believes that the disclosures are adequate to make the information presented not misleading.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include inventory valuation, the useful lives of long-lived assets, impairment of long-lived assets, incremental borrowing rate for leases, product warranties, fair value measurement of long-term available-for-sale investments and long-term investments of non-marketable equity securities with fair value change through profit or loss, the valuation allowance for deferred tax assets and income tax. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Fair value - continued

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured fair value on a recurring basis

The Group measured its financial assets primarily including available-for-sale investments at fair value on a recurring basis and equity securities with readily determinable fair value as of December 31, 2021 and 2022.

Measured fair value on a nonrecurring basis

The Group measured acquired intangible assets using the income approach-discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The fair values were determined using models with significant unobservable inputs (Level 3 inputs). The Group did not recognize any impairment loss related to acquired intangible assets arising from acquisitions during the years ended December 31, 2020, 2021 and 2022.

The Group measured goodwill at fair value on a nonrecurring basis when it is evaluated annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The fair value of the reporting unit is determined using discounted cash flows. The Group did not recognize any impairment loss related to goodwill during the years ended December 31, 2020, 2021 and 2022.

For equity investments without readily determinable fair values for which the Company elected to use the measurement alternative, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer.

Fair value of financial instruments

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, term deposit, accounts receivable, amounts due from related parties, available-for-sale investments, amount due from a related party, noncurrent, accounts payable, notes payable and others, short-term bank borrowings, amounts due to related parties and long-term bank borrowings. The Company carries its available-for-sales investments at fair value. The carrying amounts of cash and cash equivalents, restricted cash, term deposit, accounts receivable, amounts due from related parties, accounts payable, notes payable and others, amounts due to related parties and short-term bank borrowings approximate their fair values due to the short-term maturities of these instruments. The carrying amounts of amount due from a related party, noncurrent and long-term borrowings approximates its fair value as the interest rates are based on the prevailing interest rates in the market.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on-hand, demand deposits with financial institutions, term deposits with an original maturity of three months or less and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash

Restricted cash represents deposits made to the bank for bank acceptance notes (or notes payable) issued by the Group. When the Group issues the bank acceptance notes, the banks require the Group to make a deposit for 30% to 75% of the face value of the bank acceptance notes issued as collateral. The deposits for unsettled bank acceptance notes are recorded as restricted cash in the consolidated balance sheets as of December 31, 2021 and 2022.

Term deposit	Term deposit Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.
Accounts receivable	Accounts receivable Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for doubtful accounts.
Allowance for doubtful accounts

Allowance for doubtful accounts

The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit loss to reduce its accounts receivable to the amount that it believes will be collected. The Group uses the creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves to monitor the Group’s receivables within the scope of expected credit losses model and use these as a basis to develop the Group’s expected loss estimates. As of December 31, 2021 and 2022, the Company recorded RMB814 and RMB1,466 allowance for doubtful account.

Inventories, net

Inventories, net

Inventories of the Group consist of raw materials, finished goods and work in process. Inventories are stated at the lower of cost or net realizable value on a weighted average basis. Inventory costs include expenses that are directly or indirectly incurred in the purchase, including shipping and handling costs charged to the Group by suppliers, and production of manufactured product for sale, such as include the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down and writes off the value for estimated excess and obsolete inventory based upon the product life cycle.

Short-term investments

Short-term investments

Short-term investments are mainly consisting of investment in convertible bonds with a maturity of less than one year. These investments are accounted for as available-for-sale investments and measured at fair value. The Group recorded RMB1,243, RMB1,240, and RMB2,006 unrealized gains in accumulated other comprehensive income on such investments during the years ended December 31, 2020, 2021 and 2022, respectively.

Prepaid expenses and other current assets

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of advance to suppliers, prepaid expenses, other receivables, rental deposits and value-added tax recoverable.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Intangible assets, net

Intangible assets, net

Acquired intangible assets other than goodwill consist of the domain name for the Company’s website www.zepp.com, an insurance brokerage license, trademark and patents.

The domain name, insurance brokerage license and certain trademark are recognized as an intangible asset with indefinite life and evaluated for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of the asset with its carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair value. The estimates of values of the intangible asset not subject to amortization are determined using discounted cash flow valuation approach. Significant assumptions are inherent in this process, including estimates of discount rates and cash flow.

Some trademark and patents are recognized as intangible assets with finite lives and are amortized on a straight-line basis over their expected useful economic lives. Amortization is calculated on a straight-line basis over the estimated useful life of 5 to10 years.

Leases

Leases

The Group leases administrative office spaces in different cities in the PRC, and in the United States and Canada under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and the initial direct costs it incurs under the lease. The Group begins recognizing operating lease expenses when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to four years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise. For all real estate leases, any non-lease components, including common area maintenance, have been separated from lease components and excluded from the associated right-of-use asset and lease liability calculations.

For short-term leases with lease term less than one year, the Group records operating lease expenses in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events on changes in circumstance indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, determination of the Group’s weighted average cost of capital and consideration of the impact of COVID-19. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group uses the one-step method for its goodwill impairment assessment for the years ended December 31, 2020, 2021 and 2022. Goodwill impairment is calculated as the amount by which a reporting unit’s carrying value exceeds its fair value.

During the years ended December 31, 2020, 2021 and 2022, the Group recognized nil impairment loss on goodwill.

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Long-term investments

Long-term investments

The Group’s long-term investments consist of equity securities with readily determinable fair value, equity securities without readily determinable fair value, equity method investments and available-for-sale investments.

(a) Equity securities with readily determinable fair value

Equity securities with readily determinable fair values are measured at fair value and any changes in fair value are recognized in the consolidated statements of operations.

(b) Equity securities without readily determinable fair value

The Group accounts for equity investments that do not have a readily determinable fair value under the measurement alternative prescribed within Accounting Standards Update (“ASU”) 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period by considering factors including, but not limited to, current economic and market conditions and the impact of COVID-19, the operating performance of the companies including current earning trends and other company specific information.

(c) Equity method investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, the Group accounts for the investment under the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method of accounting, the investee company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of operations; however, the Group’s share of the earnings or losses of the investee company is reflected in the caption “(loss)/income from equity method investments” in the consolidated statements of operations.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, the determination of the weighted average cost of capital and the impact of COVID-19. The Group recorded nil impairment losses on its equity method investments during the years ended December 31, 2020, 2021 and 2022.

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

Long-term investments - continued

(d) Available-for-sale investments

For investments which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments.

Available-for-sale investment is carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. The Group recorded RMB(22,583), RMB1,345, and RMB40,140 unrealized (losses) /gains in accumulated other comprehensive income on its available-for-sale investments during the years ended December 31, 2020, 2021 and 2022, respectively.

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Company evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity. As of December 31, 2021 and 2022, there were no investments held by the Group that had been in continuous unrealized loss position.

Notes payable

Notes payable and others

Notes payable and others include short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the notes. The Group has utilized notes payable to settle amounts owed to suppliers and contractors. Notes payable and others also includes a letter of credit, which is issued by the bank to facilitate the settlement of the transactions with service providers. Once issued, the bank endorses to pay to the service provider, who is also the letter of credit holder, when the letter of credit matures. The short-term bank acceptance notes and the letter of credit are normally settled within three months and twelve months, respectively.

Revenue recognition

Revenue recognition

Nature of Goods and Services

The Group generates substantially all of its revenues from sales of smart wearable devices. The Group also generates a small amount of its revenues from its subscription-based services. For the years ended December 31, 2020, 2021 and 2022, the Group generated 69.0%, 53.5% and 41.0% of revenue from one customer for sales of exclusively designed and manufactured smart wearable devices, and generated 31.0%, 46.5% and 59.0% of revenue from sales of the Group’s self-branded products and others. Revenue is recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods or services. The Group recognizes revenue, net of estimated sales returns and value-added taxes (“VAT”).

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

Revenue recognition - continued

The Group has determined that its contracts with its customers include multiple performance obligations that the Group accounts for separately as those are distinct from other items in the contract. The first performance obligation is the smart wearable device and embedded firmware that is essential to the functionality of the device, which the customer can benefit from it on its own or with other resources that are readily available to the customer. The second performance obligation is the software services included with the products, which are provided free of charge and enable users to sync, view, and access real-time data on the Group’s mobile apps. The third performance obligation is the embedded right included with the purchase of the device to receive, on a when-and-if-available basis, future unspecified firmware upgrades and features relating to the product’s essential firmware.

The Group allocates the transaction price to all performance obligations based on their relative standalone selling prices. The standalone selling prices are determined based on the expected cost plus margin as the Group determined that no observable price is available for any of its performance obligation. The Group considered multiple factors in the process of determining its cost plus margin including consumer behaviors and the Group’s internal pricing model. The cost plus margin estimated selling price for the smart and wearable devices comprised the majority of the transaction. The Group recognizes revenue for the amounts allocated to the connected smart and wearable devices when the customer obtains control of the Group’s product, which occurs at a point of time, typically upon delivery to and acceptance by the reseller, who has been identified as the customer of the Group. Amounts allocated to the software services and unspecified upgrade rights are deferred and recognized over time as the customer simultaneously receives and consumes the benefit over an estimated nine-month period.

Sales of self-branded products and others

The Group’s revenue recognition for its self-branded products is consistent with that described in the preceding paragraphs.

Cooperation agreement with one customer

Cooperation agreement with one customer

For the years ended December 31, 2020, 2021 and 2022, the Group generated 69.0%, 53.5% and 41.0% of revenue from one customer for sales of exclusively designed and manufactured smart wearable devices. That customer is also the sole distributor for such smart wearable devices and is controlled by one of the shareholders (see Note 22). Under the cooperation agreement with this customer, the Group produces and assembles final product for shipments of wearable devices to that customer, who are then responsible for commercial distribution and sale of the product. The arrangement includes two payment instalments. The first payment instalment is priced to recover the costs incurred by the Group in developing and shipping the devices to the customer and is due from the customer to the Group once the products have been delivered and accepted by the customer. The Group allocates the initial payment instalment between the hardware device, the software services, and the software upgrades based on their standalone selling price and recognizes revenue based on its recognition policy further described in the preceding paragraph. The Group is also entitled to receive a potential second instalment payment calculated as 50 percent of the future net profits from commercial sales made by the customer. The Group has determined that the second instalment consideration constitutes variable consideration and includes the amount in the transaction price to the extent it is not constrained and it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period (see below for further details). The second instalment is also allocated between the hardware device, the software services, and the software upgrades based on the relative standalone price and is recognized based on the Group’s recognition policy further described in the preceding paragraph. The Group’s revenue recognition policy of its products under its cooperation agreement is substantially consistent with that for its sales of self-branded products except that the instalment payments arrangement under the cooperation agreement is not available to the self-branded products.

During the year ended December 31, 2022, the Group also sold one specific generation of Xiaomi Wearable Product, accounting for 26.1% of consolidated revenue, which has a standard selling price and does not include installment payments described in the preceding paragraph. The revenue recognition for the sales of such specific generation of Xiaomi Wearable Product is consistent with the revenue recognition described for the self-branded products.

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

Revenue recognition - continued

Variable Consideration

Revenues from product sales are recorded at the net sales price (transaction price), which includes estimate of variable consideration which result from the Group’s cooperation agreement with one customer (see above for more details). The amount of variable consideration is included in the transaction price to the extent it is not constrained and that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the Group’s estimates. If actual results in the future vary from the Group’s estimates, the Group will adjust these estimates, which would affect revenue and earnings in the period such variances are known.

Sales Incentive

The Group periodically provides sales incentives to its customers for self-branded products, including reduced sales prices and volume-based discounts. Volume discounts are negotiated on a contract-by-contract basis with customers and the discount will increase depending upon the volume purchased over the period. The sales incentives are discounts to be applied to future sales to the customer which cannot be exchanged for cash. To the extent that the volume discount or sales incentive represents a material right or options to acquire additional goods or services at a discount in the future period, the material right is recognized as a separate performance obligation at the outset of the arrangement based on the most likely amount of incentive to be provided to the customer. Amounts allocated to a material right are recognized as revenue when those future goods are sold to the customers.

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling and marketing expenses. In addition, the Group does not disclose the value of unsatisfied performance obligations as all of its contracts have an original expected length of one year or less.

Value added taxes

Value added taxes

VAT on sales was previously calculated at 17% on revenue from products before May 1, 2018 and thereafter, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16%. Since April 1, 2019, in accordance with Cai Shui [2019] No.39, the VAT rate further decreased to 13%. VAT was calculated at 6% on the revenue from the service provided. The Group reports revenue net of VAT. Subsidiaries that are VAT general taxpayers are allowed to offset qualified input VAT paid against their output VAT liabilities.

Rights of return

Rights of return

The Group offers certain sales returns for products sold directly to end users and to its resellers. The Group estimates the amount of its products sales that may be returned by its end users and resellers and records this estimate as a reduction of revenue in the period the related revenue is recognized. The Group currently estimates product return liabilities using its expectations and historical experience.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of material costs, salaries and benefits for staff engaged in production activities and related expenses which are directly attributable to the production of products. The shipping and handling fees billed to the customers are presented as part of cost of revenues as well.

Product warranty

Product warranty

The Group offers standard product warranty to its customers, for a 12-month period starting from the sales of the goods to the end users. The Group has the obligation to either repair or replace the defect product for the customers if the product is still under warranty. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. Warranty reserves are recorded as a cost of revenues.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel, materials, office rental expenses, general expenses and depreciation expenses associated with research and development activities.

Advertising expenses

Advertising expenses

Advertising expenses are expensed as incurred and included in selling and marketing expenses. Total advertising expenses were RMB136,974, RMB151,744 and RMB172,577 for the years ended December 31, 2020, 2021 and 2022, respectively.

Government subsidies

Government subsidies

Government subsidies represent government grants received from local government authorities to encourage the Group’s technology and innovations and also other subsidies for production.

The Group records such government subsidies as other income or reduction of expenses or cost of revenues when it has fulfilled all of its obligation related to the subsidy.

During the years ended December 31, 2020, 2021 and 2022, the Group recognized RMB13,461, RMB23,140 and RMB41,054 as subsidy income and recognized RMB10,408, RMB103,660 and RMB53,563 as reduction of expenses or cost of revenues, respectively. As of December 31, 2021 and 2022, subsidies of RMB3,129 and RMB1,745 were recorded as other current liabilities, RMB175,053 and RMB162,602 were recorded as other non-current liabilities as the Group has to meet certain performance conditions required by the government authorities.

Income taxes

Income taxes

Income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred tax assets and liabilities are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expenses.

Share-based payment

Share-based payment

Share-based payment transactions with employees, such as share options and restricted shares are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method. For all employee’s equity awards granted with graded vesting provided, the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award. The requisite service period is generally the vesting period of the award. The Group elects to recognize forfeitures when they occur.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income, net of tax. Other comprehensive income refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income. The Group’s other comprehensive income consists of foreign currency translation adjustments from its subsidiaries not using the RMB as their functional currency and the fair value change of available-for-sale investments of the Group. Comprehensive income is reported in the consolidated statements of comprehensive income.

Foreign currencies

Foreign currencies

The functional currency of the Company is the US$ and the reporting currency of the Company is the RMB. The Company’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries with operations in the PRC, Hong Kong, the United States and other jurisdictions generally use their respective local currencies as their functional currencies. The financial statements of the Company’s subsidiaries, other than the subsidiaries and consolidated VIEs with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries and consolidated VIEs and VIEs’ subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of operations during the year in which they occur. For the years ended December 31, 2020, 2021 and 2022, the transaction gains amounted to RMB27,451, RMB18,156 and RMB12,086 were recorded in general and administrative expenses.

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

Foreign currencies - continued

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in US$ and RMB amounted to RMB435,205 and RMB990,222 as of December 31, 2021, RMB263,400 and RMB565,721 as of December 31, 2022, respectively.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from RMB into US$ as of and during the year ended December 31, 2022 is solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8972, representing the rate as certified by the statistical release of the Federal Reserve Board of United States on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollar at that rate on December 31, 2022, or at any other rate.

Net income per share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted income per ordinary share reflect the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had share options, restricted shares and restricted stock units (“RSU”) which could potentially dilute basic income per ordinary share in the future. To calculate the number of shares for diluted income per ordinary shares, the effect of the share options, restricted shares and RSU is computed using the treasury stock method.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, accounts receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

Concentration of credit risk - continued

Accounts receivable concentration of credit risk is as below:

	As of December 31,
	2021		2022
	RMB		RMB
Company A	87,825	16.4%	124,319	18.2%
Company B	269,460	50.1%	287,160	42.1%
Total	357,285	66.5%	411,479	60.3%

Amounts due from related parties concentration of credit risk is as below:

	As of December 31,
	2021		2022
	RMB		RMB
Company C	286,341	96.9%	117,944	81.4%
Total	286,341	96.9%	117,944	81.4%

Revenue generated from Company C accounted for 69.1%, 53.5% and 41.0% of total revenue during the years ended December 31, 2020, 2021 and 2022, respectively. Company C is a subsidiary of a company controlled by one of the Group’s shareholders (see Note 22).

	For the years ended December 31,
	2020		2021		2022
	RMB		RMB		RMB
Company C	4,447,957	69.1%	3,340,857	53.5%	1,697,053	41.0%
Total	4,447,957	69.1%	3,340,857	53.5%	1,697,053	41.0%

Supplier Concentration

Supplier Concentration

The Group relies on third parties for the supply and manufacturing of its products, as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Group may be unable to find alternative suppliers or satisfactorily deliver its products to its customers on time, if at all.

For the year ended December 31, 2020, 15.1% of its raw materials and semi-manufactures were purchased through Company D, respectively, but numerous alternate sources of supply are readily available on comparable terms. No purchases from a single suppliers account for more than 10% of total purchases during the years ended December 31, 2021 and 2022.

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance. The amendments in this ASU require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The amendments in this ASU are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. The Group adopted ASU 2021-10 in the year ended December 31, 2022 and the adoption did not have a material impact on the Group’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

On September 29, 2022, the FASB issued ASU 2022-04 to enhance transparency about an entity’s use of supplier finance programs. ASU 2022-04 requires the buyer in a supplier finance program to disclose qualitative and quantitative information about the program, and at a minimum, the following information at least annually:

2. SIGNIFICANT ACCOUNTING POLICIES – CONTINUED

The key terms of the program, including payment terms and assets pledged as security or other forms of guarantees.

The amount of obligations outstanding at the end of the reporting period that the buyer has confirmed as valid and:

-	A description of where those obligations are presented in the balance sheet.
-	Rollforward information for the annual period showing the amount at the beginning of the period, the amount added during the period, the amount settled during the period, and the amount outstanding at the end of the period.

The amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on rollforward information, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements but does not expect the adoption of this standard to have a material impact on its financial position, results of operations and cash flows.